Bank loans (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Mar. 03, 2021	Mar. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 31, 2022	Apr. 30, 2022	Mar. 31, 2021	Feb. 28, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Guarantee fees			$ 78,000	$ 83,000
Interest expense			$ 187,332	234,628	$ 141,880
Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest Rate		4.80%
Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest Rate		5.00%
Infobird Beijing [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loan		$ 3,100,000						$ 3,100,000
Interest Rate	450.00%
Shanghai Pudong Development Bank [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loan									$ 500,000
B O C Fullerton Bank [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loan									$ 300,000
Proceeds from bank loan				300,000
Repayment of bank loan				$ 200,000
China Merchants Bank [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loan						$ 100,000	$ 100,000	$ 800,000